Consolidated Statements of Cash Flows and Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net loss	$ (1,670,000)	$ (1,670,000)	$ (1,418,000)	$ (7,036,000)
(Loss) income from discontinued operations	7,000		224,000	(62,000)
Loss from continuing operations	(1,663,000)	(1,670,000)	(1,194,000)	(7,098,000)
Adjustment to reconcile loss from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	1,031,000	1,147,000	4,615,000	5,303,000
Stock compensation expense	4,000	6,000	24,000	21,000
Gain on debt extinguishment	(4,000)		(8,796,000)
Change in warrant liabilities	(108,000)		3,655,000
Non-cash restructuring costs	1,300,000			480,000
Write-off of engineering software, net				456,000
Changes in operating assets and liabilities:
Receivables	(351,000)	586,000	858,000	(1,209,000)
Inventories	1,000	564,000	1,977,000	297,000
Prepaids and other assets	(86,000)	(85,000)	(508,000)	248,000
Accounts payable and accrued liabilities	1,335,000	(14,000)	(1,081,000)	2,821,000
Deferred pension liability and other	138,000	114,000	(83,000)	400,000
Net cash (used in) provided by operating activities of continuing operations	297,000	648,000	(533,000)	1,720,000
Cash flows from investing activities
Equipment manufactured for rental	(239,000)	(218,000)	(408,000)	(1,264,000)
Purchases of property, plant and equipment	(48,000)	(17,000)	(64,000)	(161,000)
Net cash used in investing activities of continuing operations	(287,000)	(235,000)	(472,000)	(1,425,000)
Cash flows from financing activities
Payments of long-term debt	(429,000)	(377,000)	(6,784,000)	(1,300,000)
Proceeds from long-term debt			650,000	830,000
Net proceeds from issuance of preferred stock and warrants			7,850,000
Net cash provided by (used in) financing activities of continuing operations	(429,000)	(377,000)	1,716,000	(470,000)
Cash flows from discontinued operations
Cash provided by operating activities of discontinued operations		1,000		32,000
Net cash provided by discontinued operations		1,000		32,000
Net increase (decrease) in cash and cash equivalents	(419,000)	37,000	711,000	(143,000)
Cash and cash equivalents at beginning of year	1,109,000	398,000	398,000	541,000
Cash and cash equivalents at end of year	690,000	435,000	1,109,000	398,000
Interest paid	51,000	125,000	460,000	538,000
Income taxes paid
Exchange of 8¼% Notes for Common Stock			$ 561,000